Subsequent Events (Details) - Subsequent Events - O 2026 Q1 Dividends $ / shares in Units, $ in Millions	Mar. 02, 2026 USD ($) $ / shares
Subsequent Event [Line Items]
Date Declared	Mar. 02, 2026
Dividends, Per Share, Declared	$ 0.0605
Date of Record	Mar. 18, 2026
Dividends, common stock, cash | $	$ 37
ADR
Subsequent Event [Line Items]
Dividends, Per Share, Declared	$ 0.0605